INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense, 2017	$ 51
Amortization expense, 2018	34
Amortization expense, 2019	34
Amortization expense, 2020	34
Amortization expense, 2021	34
Amortization expense, 2022 and after	71
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	71	$ 75	$ 44
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 0	$ 0